Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Basic earnings per common share
Net income	$ 2,622	$ 2,179	$ 6,397	$ 6,040
Less: earnings allocated to participating securities	101	83	239	230
Basic earnings allocated to common shareholders	2,521	2,096	6,158	5,810
Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991
Basic earnings per common share	$ 0.99	$ 0.83	$ 2.43	$ 2.32
Diluted earnings per common share
Earnings allocated to common shareholders	2,521	2,096	6,158	5,810
Reallocation of undistributed earnings	0	(1)	0	0
Diluted earnings allocated to common shareholders	$ 2,521	$ 2,095	$ 6,158	$ 5,810
Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991
Dilutive effect of share-based awards	4,978	50	1,752	0
Weighted-average diluted common shares outstanding, excluding participating securities	2,544,485	2,511,817	2,535,188	2,502,991
Diluted earnings per common share	$ 0.99	$ 0.83	$ 2.43	$ 2.32